Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000050458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class A
Trading Symbol	GADGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve (Fed) implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Tactical allocations added to the Fund's performance versus the Enhanced Dividend Global Equity Composite Index (Index).

  The Fund also benefited from its tactical allocations to U.S. and European health care stocks and, to a lesser extent, to U.S. technology stocks. In commodities, a tactical allocation to uranium contributed positively.

  On a country level, investments in Mexican and South African equities added to results.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  Among the Fund's Underlying Funds, the Goldman Sachs U.S. Small Cap Insights Fund and the Goldman Sachs International Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic weighting in fixed income, which was broadly in line with the Index and which therefore limited the Fund's participation in the rising global equity market.

  Similarly, the Fund's strategic underweight in emerging markets equities hampered relative performance, as emerging markets equities outperformed U.S. equities and non-U.S. developed markets equities.

  Within its tactical allocations, the Fund's exposure to investment grade corporate bonds detracted modestly from relative returns, as bond yields rose on expectations of near-term Fed interest rate hikes.

  As global equity markets recorded strong gains, the call writing strategies of two of the Fund's Underlying Funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another of the Fund’s Underlying Funds, underperformed its benchmark index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/16	$10,000	$9,450	$10,000	$10,000	$10,000
8/17	$11,225	$10,608	$11,525	$10,003	$11,708
8/18	$12,229	$11,556	$12,810	$9,874	$13,090
8/19	$12,011	$11,350	$12,860	$10,614	$12,902
8/20	$12,819	$12,114	$14,729	$11,195	$14,894
8/21	$16,106	$15,220	$18,711	$11,117	$19,379
8/22	$14,558	$13,758	$16,174	$10,276	$16,232
8/23	$16,282	$15,386	$18,131	$10,258	$18,396
8/24	$19,275	$18,214	$21,951	$10,900	$22,557
8/25	$21,512	$20,329	$25,095	$11,361	$26,053
8/26	$25,849	$24,427	$30,297	$11,532	$31,876

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	20.16%	9.92%	9.96%
Class A Including sale charges	13.56%	8.68%	9.34%
EDGE Composite Index	20.73%	10.11%	11.72%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.44%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	12.29%

AssetsNet	$ 541,767,683
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 722,342
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$541,767,683
# of Portfolio Holdings as of Period End	16
Portfolio Turnover Rate for the Period	12%
Total Net Advisory Fees Paid for the Period	$722,342

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	88.1%
Exchange-Traded Funds	6.8%
Investment Company	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	GIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve (Fed) implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Tactical allocations added to the Fund's performance versus the Enhanced Dividend Global Equity Composite Index (Index).

  The Fund also benefited from its tactical allocations to U.S. and European health care stocks and, to a lesser extent, to U.S. technology stocks. In commodities, a tactical allocation to uranium contributed positively.

  On a country level, investments in Mexican and South African equities added to results.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  Among the Fund's Underlying Funds, the Goldman Sachs U.S. Small Cap Insights Fund and the Goldman Sachs International Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic weighting in fixed income, which was broadly in line with the Index and which therefore limited the Fund's participation in the rising global equity market.

  Similarly, the Fund's strategic underweight in emerging markets equities hampered relative performance, as emerging markets equities outperformed U.S. equities and non-U.S. developed markets equities.

  Within its tactical allocations, the Fund's exposure to investment grade corporate bonds detracted modestly from relative returns, as bond yields rose on expectations of near-term Fed interest rate hikes.

  As global equity markets recorded strong gains, the call writing strategies of two of the Fund's Underlying Funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another of the Fund’s Underlying Funds, underperformed its benchmark index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/17	$1,126,600	$1,152,500	$1,000,328	$1,170,800
8/18	$1,233,064	$1,281,004	$987,354	$1,308,954
8/19	$1,215,061	$1,286,000	$1,061,398	$1,290,236
8/20	$1,302,424	$1,472,855	$1,119,539	$1,489,449
8/21	$1,641,705	$1,871,116	$1,111,696	$1,937,922
8/22	$1,488,698	$1,617,392	$1,027,553	$1,623,203
8/23	$1,670,915	$1,813,097	$1,025,820	$1,839,576
8/24	$1,984,044	$2,195,116	$1,089,999	$2,255,689
8/25	$2,220,741	$2,509,457	$1,136,098	$2,605,320
8/26	$2,677,769	$3,029,667	$1,153,218	$3,187,609

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	20.58%	10.28%	10.35%
EDGE Composite Index	20.73%	10.11%	11.72%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.44%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	12.29%

AssetsNet	$ 541,767,683
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 722,342
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$541,767,683
# of Portfolio Holdings as of Period End	16
Portfolio Turnover Rate for the Period	12%
Total Net Advisory Fees Paid for the Period	$722,342

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	88.1%
Exchange-Traded Funds	6.8%
Investment Company	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196983
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class R6
Trading Symbol	GRGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve (Fed) implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Tactical allocations added to the Fund's performance versus the Enhanced Dividend Global Equity Composite Index (Index).

  The Fund also benefited from its tactical allocations to U.S. and European health care stocks and, to a lesser extent, to U.S. technology stocks. In commodities, a tactical allocation to uranium contributed positively.

  On a country level, investments in Mexican and South African equities added to results.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  Among the Fund's Underlying Funds, the Goldman Sachs U.S. Small Cap Insights Fund and the Goldman Sachs International Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic weighting in fixed income, which was broadly in line with the Index and which therefore limited the Fund's participation in the rising global equity market.

  Similarly, the Fund's strategic underweight in emerging markets equities hampered relative performance, as emerging markets equities outperformed U.S. equities and non-U.S. developed markets equities.

  Within its tactical allocations, the Fund's exposure to investment grade corporate bonds detracted modestly from relative returns, as bond yields rose on expectations of near-term Fed interest rate hikes.

  As global equity markets recorded strong gains, the call writing strategies of two of the Fund's Underlying Funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another of the Fund’s Underlying Funds, underperformed its benchmark index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
12/29/17	$10,000	$10,000	$10,000	$10,000
8/18	$10,339	$10,378	$9,970	$10,353
8/19	$10,180	$10,418	$10,718	$10,205
8/20	$10,923	$11,932	$11,305	$11,781
8/21	$13,766	$15,159	$11,226	$15,328
8/22	$12,493	$13,103	$10,376	$12,839
8/23	$14,017	$14,689	$10,359	$14,550
8/24	$16,641	$17,784	$11,007	$17,841
8/25	$18,634	$20,330	$11,472	$20,606
8/26	$22,468	$24,545	$11,645	$25,212

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	20.57%	10.29%	9.78%
EDGE Composite Index	20.73%	10.11%	10.90%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.77%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	11.24%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 541,767,683
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 722,342
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$541,767,683
# of Portfolio Holdings as of Period End	16
Portfolio Turnover Rate for the Period	12%
Total Net Advisory Fees Paid for the Period	$722,342

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	88.1%
Exchange-Traded Funds	6.8%
Investment Company	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201703
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class P
Trading Symbol	GAFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve (Fed) implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Tactical allocations added to the Fund's performance versus the Enhanced Dividend Global Equity Composite Index (Index).

  The Fund also benefited from its tactical allocations to U.S. and European health care stocks and, to a lesser extent, to U.S. technology stocks. In commodities, a tactical allocation to uranium contributed positively.

  On a country level, investments in Mexican and South African equities added to results.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  Among the Fund's Underlying Funds, the Goldman Sachs U.S. Small Cap Insights Fund and the Goldman Sachs International Small Cap Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic weighting in fixed income, which was broadly in line with the Index and which therefore limited the Fund's participation in the rising global equity market.

  Similarly, the Fund's strategic underweight in emerging markets equities hampered relative performance, as emerging markets equities outperformed U.S. equities and non-U.S. developed markets equities.

  Within its tactical allocations, the Fund's exposure to investment grade corporate bonds detracted modestly from relative returns, as bond yields rose on expectations of near-term Fed interest rate hikes.

  As global equity markets recorded strong gains, the call writing strategies of two of the Fund's Underlying Funds—the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund—detracted from their performance.

  The Goldman Sachs Emerging Markets Equity Insights Fund, another of the Fund’s Underlying Funds, underperformed its benchmark index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	EDGE Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,280	$10,309	$10,073	$10,224
8/19	$10,131	$10,349	$10,828	$10,078
8/20	$10,862	$11,853	$11,421	$11,634
8/21	$13,692	$15,058	$11,341	$15,137
8/22	$12,424	$13,016	$10,483	$12,679
8/23	$13,940	$14,591	$10,465	$14,369
8/24	$16,551	$17,665	$11,120	$17,619
8/25	$18,535	$20,195	$11,590	$20,350
8/26	$22,354	$24,382	$11,765	$24,898

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	20.60%	10.29%	10.07%
EDGE Composite Index	20.73%	10.11%	11.22%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.96%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	11.50%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 541,767,683
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 722,342
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$541,767,683
# of Portfolio Holdings as of Period End	16
Portfolio Turnover Rate for the Period	12%
Total Net Advisory Fees Paid for the Period	$722,342

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	88.1%
Exchange-Traded Funds	6.8%
Investment Company	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class A
Trading Symbol	TAGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Overall, tactical allocations added to the Fund’s performance relative to the Tax-Advantaged Global Composite Index (Index). Within equities, the Fund was helped by its tactical allocations to U.S. and European health care stocks, as the broad health care sector rebounded from previous weakness. In fixed income, the Fund benefited from its tactical underweight in intermediate-duration investment grade corporate bonds, which lagged equities during the Period. The Fund’s tactical allocations to a currency hedge and to cash added modestly to relative returns.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two Underlying Funds in which the Fund held its largest weightings, outperformed its benchmark index.

  Among other Underlying Funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs Emerging Markets Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic underweights versus the Index in non-U.S. developed markets equities and emerging markets equities as well as by its strategic overweight in U.S. equities. Non-U.S. developed markets equities and emerging markets equities outperformed U.S. equities during the Period.

  Stock selection within the Underlying Funds detracted from the Fund's relative performance.

  Within the Underlying Funds, the other Underlying Fund in which the Fund held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/16	$10,000	$9,450	$10,000	$10,000	$10,000
8/17	$11,523	$10,889	$11,525	$10,003	$11,708
8/18	$12,999	$12,284	$12,810	$9,874	$13,090
8/19	$12,354	$11,675	$12,860	$10,614	$12,902
8/20	$13,871	$13,109	$14,729	$11,195	$14,894
8/21	$17,796	$16,817	$18,711	$11,117	$19,379
8/22	$15,555	$14,700	$16,174	$10,276	$16,232
8/23	$17,436	$16,477	$18,131	$10,258	$18,396
8/24	$21,479	$20,298	$21,951	$10,900	$22,557
8/25	$24,415	$23,073	$25,095	$11,361	$26,053
8/26	$28,888	$27,299	$30,297	$11,532	$31,876

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	18.32%	10.17%	11.19%
Class A Including sale charges	11.82%	8.93%	10.56%
TAG Composite Index	20.73%	10.11%	11.72%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.44%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	12.29%

AssetsNet	$ 6,080,201,318
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 7,951,343
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,080,201,318
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	11%
Total Net Advisory Fees Paid for the Period	$7,951,343

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	89.6%
Exchange-Traded Funds	3.0%
Investment Company	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	TIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Overall, tactical allocations added to the Fund’s performance relative to the Tax-Advantaged Global Composite Index (Index). Within equities, the Fund was helped by its tactical allocations to U.S. and European health care stocks, as the broad health care sector rebounded from previous weakness. In fixed income, the Fund benefited from its tactical underweight in intermediate-duration investment grade corporate bonds, which lagged equities during the Period. The Fund’s tactical allocations to a currency hedge and to cash added modestly to relative returns.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two Underlying Funds in which the Fund held its largest weightings, outperformed its benchmark index.

  Among other Underlying Funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs Emerging Markets Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic underweights versus the Index in non-U.S. developed markets equities and emerging markets equities as well as by its strategic overweight in U.S. equities. Non-U.S. developed markets equities and emerging markets equities outperformed U.S. equities during the Period.

  Stock selection within the Underlying Funds detracted from the Fund's relative performance.

  Within the Underlying Funds, the other Underlying Fund in which the Fund held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
9/1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
8/17	$1,157,400	$1,152,500	$1,000,328	$1,170,800
8/18	$1,311,566	$1,281,004	$987,354	$1,308,954
8/19	$1,251,103	$1,286,000	$1,061,398	$1,290,236
8/20	$1,409,242	$1,472,855	$1,119,539	$1,489,449
8/21	$1,815,244	$1,871,116	$1,111,696	$1,937,922
8/22	$1,591,788	$1,617,392	$1,027,553	$1,623,203
8/23	$1,790,921	$1,813,097	$1,025,820	$1,839,576
8/24	$2,214,652	$2,195,116	$1,089,999	$2,255,689
8/25	$2,526,254	$2,509,457	$1,136,098	$2,605,320
8/26	$2,999,926	$3,029,667	$1,153,218	$3,187,609

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	18.75%	10.56%	11.61%
TAG Composite Index	20.73%	10.11%	11.72%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.44%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	12.29%

AssetsNet	$ 6,080,201,318
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 7,951,343
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,080,201,318
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	11%
Total Net Advisory Fees Paid for the Period	$7,951,343

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	89.6%
Exchange-Traded Funds	3.0%
Investment Company	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196982
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class R6
Trading Symbol	TRGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Overall, tactical allocations added to the Fund’s performance relative to the Tax-Advantaged Global Composite Index (Index). Within equities, the Fund was helped by its tactical allocations to U.S. and European health care stocks, as the broad health care sector rebounded from previous weakness. In fixed income, the Fund benefited from its tactical underweight in intermediate-duration investment grade corporate bonds, which lagged equities during the Period. The Fund’s tactical allocations to a currency hedge and to cash added modestly to relative returns.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two Underlying Funds in which the Fund held its largest weightings, outperformed its benchmark index.

  Among other Underlying Funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs Emerging Markets Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic underweights versus the Index in non-U.S. developed markets equities and emerging markets equities as well as by its strategic overweight in U.S. equities. Non-U.S. developed markets equities and emerging markets equities outperformed U.S. equities during the Period.

  Stock selection within the Underlying Funds detracted from the Fund's relative performance.

  Within the Underlying Funds, the other Underlying Fund in which the Fund held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
12/29/17	$10,000	$10,000	$10,000	$10,000
8/18	$10,558	$10,378	$9,970	$10,353
8/19	$10,075	$10,418	$10,718	$10,205
8/20	$11,347	$11,932	$11,305	$11,781
8/21	$14,620	$15,159	$11,226	$15,328
8/22	$12,830	$13,103	$10,376	$12,839
8/23	$14,430	$14,689	$10,359	$14,550
8/24	$17,846	$17,784	$11,007	$17,841
8/25	$20,360	$20,330	$11,472	$20,606
8/26	$24,184	$24,545	$11,645	$25,212

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced December 29, 2017)	18.78%	10.58%	10.71%
TAG Composite Index	20.73%	10.11%	10.90%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.77%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	11.24%

Performance Inception Date	Dec. 29, 2017
AssetsNet	$ 6,080,201,318
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 7,951,343
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,080,201,318
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	11%
Total Net Advisory Fees Paid for the Period	$7,951,343

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	89.6%
Exchange-Traded Funds	3.0%
Investment Company	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201702
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class P
Trading Symbol	GSKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad global equity market posted strongly positive returns, but individual country markets experienced varied performance, influenced by diverse economic conditions, central bank policies and political and geopolitical developments. Emerging markets equities outperformed developed markets equities by a wide margin, while non-U.S. developed markets equities outpaced U.S. equities. Internationally, performance was supported by a broad-based economic recovery in developed markets, a softening U.S. dollar that provided a material tailwind to U.S. dollar-denominated returns, an artificial intelligence (AI) investment theme that moved beyond pure-play technology into the wider industrial value chain, and resilient corporate earnings. In the U.S., resilient corporate earnings, solid labor data and expanding AI infrastructure drove gains most. Monetary policy also played a crucial role, with the U.S. Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as policymakers weighed inflation data that remained above their 2% target. Periodic volatility, on a global basis, was largely based on investor concerns around AI monetization, returns on investment and debt issuance as well as geopolitical tensions, including maritime shipping disruptions and trade tariffs.

Top Contributors to Performance:

  Overall, tactical allocations added to the Fund’s performance relative to the Tax-Advantaged Global Composite Index (Index). Within equities, the Fund was helped by its tactical allocations to U.S. and European health care stocks, as the broad health care sector rebounded from previous weakness. In fixed income, the Fund benefited from its tactical underweight in intermediate-duration investment grade corporate bonds, which lagged equities during the Period. The Fund’s tactical allocations to a currency hedge and to cash added modestly to relative returns.

  The Fund was also helped by its exposure to the broad emerging equities market (ex-China), which was added as part of a change in its strategic asset allocation during the Period.

  The Goldman Sachs International Tax-Managed Equity Fund, one of the two Underlying Funds in which the Fund held its largest weightings, outperformed its benchmark index.

  Among other Underlying Funds, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs Emerging Markets Insights Fund outperformed their respective benchmark indices.

Top Detractors from Performance:

  The Fund was hurt by its strategic underweights versus the Index in non-U.S. developed markets equities and emerging markets equities as well as by its strategic overweight in U.S. equities. Non-U.S. developed markets equities and emerging markets equities outperformed U.S. equities during the Period.

  Stock selection within the Underlying Funds detracted from the Fund's relative performance.

  Within the Underlying Funds, the other Underlying Fund in which the Fund held its largest weightings, the Goldman Sachs U.S. Tax-Managed Equity Fund, underperformed its benchmark index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	TAG Composite Index	Bloomberg U.S. Intermediate Treasury Index	MSCI ACWI IMI Index (Net, USD, Unhedged)
4/17/18	$10,000	$10,000	$10,000	$10,000
8/18	$10,398	$10,309	$10,073	$10,224
8/19	$9,920	$10,349	$10,828	$10,078
8/20	$11,172	$11,853	$11,421	$11,634
8/21	$14,397	$15,058	$11,341	$15,137
8/22	$12,629	$13,016	$10,483	$12,679
8/23	$14,211	$14,591	$10,465	$14,369
8/24	$17,574	$17,665	$11,120	$17,619
8/25	$20,048	$20,195	$11,590	$20,350
8/26	$23,805	$24,382	$11,765	$24,898

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	18.74%	10.58%	10.90%
TAG Composite Index	20.73%	10.11%	11.22%
Bloomberg U.S. Intermediate Treasury Index	1.51%	0.74%	1.96%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.35%	10.46%	11.50%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 6,080,201,318
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 7,951,343
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,080,201,318
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	11%
Total Net Advisory Fees Paid for the Period	$7,951,343

Holdings [Text Block]

Fund Allocation (%)

Table Summary
Underlying Funds	89.6%
Exchange-Traded Funds	3.0%
Investment Company	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class A
Trading Symbol	GSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Index
9/1/16	$10,000	$9,450	$10,000
8/17	$12,147	$11,479	$11,616
8/18	$14,821	$14,005	$13,918
8/19	$15,372	$14,526	$14,265
8/20	$18,804	$17,770	$17,474
8/21	$24,893	$23,524	$23,110
8/22	$21,067	$19,908	$20,115
8/23	$24,465	$23,120	$23,213
8/24	$30,288	$28,622	$29,387
8/25	$35,167	$33,233	$34,160
8/26	$41,533	$39,248	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	18.10%	10.77%	15.29%
Class A Including sale charges	11.59%	9.53%	14.64%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 1,575,237,426
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 9,878,569
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class C
Trading Symbol	GSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$190	1.75%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Index
9/1/16	$10,000	$9,900	$10,000
8/17	$12,059	$11,938	$11,616
8/18	$14,605	$14,459	$13,918
8/19	$15,044	$14,894	$14,265
8/20	$18,268	$18,086	$17,474
8/21	$24,006	$23,766	$23,110
8/22	$20,156	$19,954	$20,115
8/23	$23,244	$23,011	$23,213
8/24	$28,555	$28,269	$29,387
8/25	$32,915	$32,586	$34,160
8/26	$38,566	$38,181	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	17.17%	9.94%	14.44%
Class C Including sale charges	16.00%	9.94%	14.44%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 1,575,237,426
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 9,878,569
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025453
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	GSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 1000® Index
9/1/16	$1,000,000	$1,000,000
8/17	$1,219,600	$1,161,600
8/18	$1,494,010	$1,391,829
8/19	$1,555,862	$1,426,486
8/20	$1,910,287	$1,747,445
8/21	$2,538,008	$2,310,996
8/22	$2,155,276	$2,011,491
8/23	$2,511,759	$2,321,260
8/24	$3,118,851	$2,938,716
8/25	$3,633,150	$3,415,963
8/26	$4,302,376	$4,091,299

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	18.42%	11.13%	15.70%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 1,575,237,426
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 9,878,569
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025454
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Service Shares
Trading Symbol	GSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service	Russell 1000® Index
9/1/16	$10,000	$10,000
8/17	$12,136	$11,616
8/18	$14,795	$13,918
8/19	$15,323	$14,265
8/20	$18,723	$17,474
8/21	$24,754	$23,110
8/22	$20,917	$20,115
8/23	$24,262	$23,213
8/24	$29,981	$29,387
8/25	$34,738	$34,160
8/26	$40,925	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Service	17.81%	10.57%	15.12%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 1,575,237,426
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 9,878,569
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Investor Shares
Trading Symbol	GSPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Russell 1000® Index
9/1/16	$10,000	$10,000
8/17	$12,177	$11,616
8/18	$14,899	$13,918
8/19	$15,489	$14,265
8/20	$18,994	$17,474
8/21	$25,206	$23,110
8/22	$21,385	$20,115
8/23	$24,899	$23,213
8/24	$30,899	$29,387
8/25	$35,967	$34,160
8/26	$42,574	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	18.37%	11.04%	15.58%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 1,575,237,426
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 9,878,569
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159652
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class R6
Trading Symbol	GSPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 1000® Index
9/1/16	$10,000	$10,000
8/17	$12,199	$11,616
8/18	$14,947	$13,918
8/19	$15,563	$14,265
8/20	$19,109	$17,474
8/21	$25,399	$23,110
8/22	$21,571	$20,115
8/23	$25,142	$23,213
8/24	$31,223	$29,387
8/25	$36,366	$34,160
8/26	$43,075	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R6	18.45%	11.14%	15.71%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 1,575,237,426
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 9,878,569
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class R
Trading Symbol	GSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Russell 1000® Index
9/1/16	$10,000	$10,000
8/17	$12,119	$11,616
8/18	$14,752	$13,918
8/19	$15,264	$14,265
8/20	$18,616	$17,474
8/21	$24,590	$23,110
8/22	$20,759	$20,115
8/23	$24,050	$23,213
8/24	$29,696	$29,387
8/25	$34,391	$34,160
8/26	$40,506	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R	17.78%	10.49%	15.01%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 1,575,237,426
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 9,878,569
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201801
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Equity Fund
Class Name	Class P
Trading Symbol	GGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology and industrials sectors contributed most positively to the Fund’s relative results. An underweight to financials further bolstered results.

  An overweight in technology company Dell Technologies contributed positively due to its strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in semiconductor company Marvell Technology proved beneficial, largely on the back of strong execution against its AI-driven data center opportunity and a broadening set of growth vectors benefiting its stock. The company is transforming into a more diversified business as concentration risk structurally declines, with custom silicon complemented by a fast-growing interconnect and switching franchise, while its acquisition of Celestial AI and a $2 billion investment from NVIDIA further validated its roadmap.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.

  Stock selection in the materials, health care and consumer discretionary sectors detracted most.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel largely due to the timing of the Fund’s investment. Following the initiation of a position in the company in June 2026, its stock came under pressure amid concerns around market share losses in core central processing unit markets, execution risk on its foundry buildout and elevated capital spending weighing on margins and free cash flow. Investor caution around the pace of its process technology roadmap, competitive pressure from rivals and near-term earnings dilution also dampened sentiment.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in financial technology and business software company Intuit hurt. Its stock came under pressure amid concerns around decelerating growth in its consumer tax and small business segments, elevated spending on AI initiatives and valuation sensitivity in a higher interest rate environment. Investor caution around competitive dynamics, customer retention and the pace of monetization across its platform further weighed on sentiment. We exited the Fund’s position.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 1000® Index
4/17/18	$10,000	$10,000
8/18	$10,704	$10,813
8/19	$11,146	$11,082
8/20	$13,687	$13,576
8/21	$18,191	$17,954
8/22	$15,447	$15,627
8/23	$18,005	$18,034
8/24	$22,363	$22,831
8/25	$26,048	$26,538
8/26	$30,851	$31,785

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	18.44%	11.14%	14.39%
Russell 1000® Index	19.77%	12.09%	14.80%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,575,237,426
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 9,878,569
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,575,237,426
# of Portfolio Holdings as of Period End	133
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$9,878,569

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	36.7%
Financials	13.0%
Consumer Discretionary	9.2%
Health Care	8.9%
Communication Services	8.8%
Industrials	8.6%
Consumer Staples	4.0%
Energy	3.7%
Real Estate	2.3%
Other	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025491
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	GGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$11,340	$10,716	$11,452	$11,606
8/18	$13,537	$12,792	$14,322	$13,956
8/19	$14,619	$13,815	$15,175	$14,139
8/20	$18,849	$17,812	$18,751	$17,170
8/21	$25,229	$23,842	$25,345	$22,844
8/22	$18,687	$17,660	$18,581	$19,810
8/23	$20,137	$19,030	$20,996	$22,734
8/24	$22,999	$21,734	$25,000	$28,677
8/25	$28,544	$26,974	$31,605	$33,219
8/26	$30,810	$29,116	$31,239	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	7.94%	4.08%	11.90%
Class A Including sale charges	2.00%	2.90%	11.27%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 935,637,254
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,871,670
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025493
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.90%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$11,249	$11,137	$11,452	$11,606
8/18	$13,332	$13,199	$14,322	$13,956
8/19	$14,298	$14,155	$15,175	$14,139
8/20	$18,292	$18,109	$18,751	$17,170
8/21	$24,309	$24,066	$25,345	$22,844
8/22	$17,891	$17,712	$18,581	$19,810
8/23	$19,144	$18,952	$20,996	$22,734
8/24	$21,709	$21,492	$25,000	$28,677
8/25	$26,734	$26,467	$31,605	$33,219
8/26	$28,633	$28,346	$31,239	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	7.10%	3.33%	11.09%
Class C Including sale charges	6.03%	3.33%	11.09%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 935,637,254
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,871,670
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025489
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	GGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,138,100	$1,145,200	$1,160,600
8/18	$1,363,216	$1,432,187	$1,395,622
8/19	$1,476,908	$1,517,545	$1,413,904
8/20	$1,911,415	$1,875,079	$1,717,045
8/21	$2,566,457	$2,534,545	$2,284,357
8/22	$1,907,134	$1,858,075	$1,980,994
8/23	$2,061,803	$2,099,624	$2,273,389
8/24	$2,363,032	$2,500,023	$2,867,653
8/25	$2,940,793	$3,160,529	$3,321,889
8/26	$3,181,350	$3,123,867	$3,989,589

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	8.18%	4.39%	12.26%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 935,637,254
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,871,670
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025490
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Service Shares
Trading Symbol	GGOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,322	$11,452	$11,606
8/18	$13,497	$14,322	$13,956
8/19	$14,552	$15,175	$14,139
8/20	$18,733	$18,751	$17,170
8/21	$25,026	$25,345	$22,844
8/22	$18,504	$18,581	$19,810
8/23	$19,918	$20,996	$22,734
8/24	$22,696	$25,000	$28,677
8/25	$28,128	$31,605	$33,219
8/26	$30,293	$31,239	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Service	7.70%	3.89%	11.72%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 935,637,254
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,871,670
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055754
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	GGOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,371	$11,452	$11,606
8/18	$13,604	$14,322	$13,956
8/19	$14,737	$15,175	$14,139
8/20	$19,047	$18,751	$17,170
8/21	$25,559	$25,345	$22,844
8/22	$18,967	$18,581	$19,810
8/23	$20,502	$20,996	$22,734
8/24	$23,474	$25,000	$28,677
8/25	$29,207	$31,605	$33,219
8/26	$31,584	$31,239	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	8.14%	4.32%	12.18%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 935,637,254
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,871,670
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161552
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	GGOUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,380	$11,452	$11,606
8/18	$13,633	$14,322	$13,956
8/19	$14,772	$15,175	$14,139
8/20	$19,120	$18,751	$17,170
8/21	$25,673	$25,345	$22,844
8/22	$19,078	$18,581	$19,810
8/23	$20,623	$20,996	$22,734
8/24	$23,642	$25,000	$28,677
8/25	$29,422	$31,605	$33,219
8/26	$31,853	$31,239	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R6	8.26%	4.41%	12.28%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 935,637,254
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,871,670
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055753
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	GGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Russell Midcap® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,313	$11,452	$11,606
8/18	$13,469	$14,322	$13,956
8/19	$14,513	$15,175	$14,139
8/20	$18,673	$18,751	$17,170
8/21	$24,917	$25,345	$22,844
8/22	$18,413	$18,581	$19,810
8/23	$19,800	$20,996	$22,734
8/24	$22,562	$25,000	$28,677
8/25	$27,914	$31,605	$33,219
8/26	$30,060	$31,239	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R	7.69%	3.82%	11.63%
Russell Midcap® Growth Index	-1.16%	4.27%	12.06%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 935,637,254
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,871,670
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200233
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class P
Trading Symbol	GGQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection and sector allocation decisions overall contributed positively to relative results.

  Stock selection in the information technology, industrials and health care sectors helped most. Also bolstering results was an underweight to industrials and an overweight to health care.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in Quanta Services, an infrastructure solutions provider for the electric power, underground utility, renewable energy and communications industries, added value. Its stock price gain was supported by robust demand for electric grid modernization, renewable infrastructure and data center buildout, which drove healthy backlog growth and margin expansion. Strong execution across its utility and infrastructure end-markets reinforced investor confidence. Following strong performance, we exited the Fund’s position in Quanta Services.

Top Detractors from Performance:

  Stock selection in the energy, materials and utilities sectors detracted most. An underweight to energy and an overweight to utilities further dampened results.

  The Fund’s top detractor was an underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  The Fund’s underweight in semiconductor company Astera Labs detracted, as its stock price rose. Concerns around its valuation, customer concentration and durability of AI connectivity demand had informed our more cautious stance.

  An overweight in cloud security company Zscaler hurt. Its stock came under pressure amid concerns around decelerating billings growth, elevated competition in the cloud security space, valuation sensitivity in a higher interest rate environment, sales productivity and the pace of large enterprise adoption. We opted to sell the Fund’s position in Zscaler.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell Midcap® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,550	$10,945	$10,833
8/19	$11,434	$11,597	$10,975
8/20	$14,799	$14,330	$13,328
8/21	$19,869	$19,369	$17,731
8/22	$14,767	$14,200	$15,377
8/23	$15,970	$16,046	$17,646
8/24	$18,297	$19,106	$22,259
8/25	$22,778	$24,153	$25,785
8/26	$24,648	$23,873	$30,968

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	8.21%	4.40%	11.36%
Russell Midcap® Growth Index	-1.16%	4.27%	10.94%
Russell 3000® Index	20.10%	11.79%	14.44%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 935,637,254
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 7,871,670
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$935,637,254
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	110%
Total Net Advisory Fees Paid for the Period	$7,871,670

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.6%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	10.7%
Financials	7.3%
Materials	5.3%
Consumer Staples	3.2%
Communication Services	2.8%
Utilities	2.7%
Other	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 29, 2025, the Investment Adviser terminated the agreement to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198881
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GSBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$137	1.22%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,450	$10,000	$10,000
8/20	$12,830	$12,124	$11,498	$11,683
8/21	$18,202	$17,201	$15,592	$15,543
8/22	$13,369	$12,634	$11,654	$13,479
8/23	$14,388	$13,597	$12,444	$15,468
8/24	$17,766	$16,789	$14,643	$19,512
8/25	$19,456	$18,386	$16,177	$22,603
8/26	$24,297	$22,960	$19,939	$27,146

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced October 31, 2019)	24.88%	5.94%	13.86%
Class A Including sale charges (Commenced on October 31, 2019)	17.98%	4.75%	12.93%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 468,948,130
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 3,600,636
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198882
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GSBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$221	1.97%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$9,900	$10,000	$10,000
8/20	$12,744	$12,617	$11,498	$11,683
8/21	$17,951	$17,772	$15,592	$15,543
8/22	$13,090	$12,959	$11,654	$13,479
8/23	$13,976	$13,836	$12,444	$15,468
8/24	$17,138	$16,966	$14,643	$19,512
8/25	$18,623	$18,437	$16,177	$22,603
8/26	$23,078	$22,847	$19,939	$27,146

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced October 31, 2019)	23.92%	5.15%	13.01%
Class C Including sale charges (Commenced on October 31, 2019)	22.92%	5.15%	13.01%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 468,948,130
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 3,600,636
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198883
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	GSAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.91%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$1,000,000	$1,000,000	$1,000,000
8/20	$1,286,800	$1,149,800	$1,168,300
8/21	$1,831,888	$1,559,244	$1,554,306
8/22	$1,351,751	$1,165,379	$1,347,894
8/23	$1,458,404	$1,244,391	$1,546,844
8/24	$1,808,275	$1,464,275	$1,951,189
8/25	$1,985,666	$1,617,732	$2,260,257
8/26	$2,486,650	$1,993,854	$2,714,568

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Institutional (Commenced October 31, 2019)	25.23%	6.30%	14.25%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 468,948,130
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 3,600,636
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198884
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	GSAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	0.97%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,855	$11,498	$11,683
8/21	$18,281	$15,592	$15,543
8/22	$13,460	$11,654	$13,479
8/23	$14,526	$12,444	$15,468
8/24	$17,988	$14,643	$19,512
8/25	$19,749	$16,177	$22,603
8/26	$24,720	$19,939	$27,146

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Investor (Commenced October 31, 2019)	25.17%	6.22%	14.15%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 468,948,130
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 3,600,636
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198886
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	GSBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,329	$15,592	$15,543
8/22	$13,518	$11,654	$13,479
8/23	$14,596	$12,444	$15,468
8/24	$18,084	$14,643	$19,512
8/25	$19,858	$16,177	$22,603
8/26	$24,868	$19,939	$27,146

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class R6 (Commenced October 31, 2019)	25.23%	6.29%	14.25%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 468,948,130
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 3,600,636
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000205965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class P
Trading Symbol	GSADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s relative results, particularly in the information technology, health care and financials sectors.

  An overweight in cloud service provider DigitalOcean Holdings added to results. The company benefited from reporting record annual run-rate revenues, an upsized $800 million capital raise to expand AI data center infrastructure, heightened AI infrastructure demand and multiple analyst upgrades.

  An overweight in Applied Optoelectronics, a designer and manufacturer of advanced fiber-optic networking and optical communications products, proved beneficial on the back of robust demand for its transceivers for AI data centers. A key hyperscale customer ordering $71 million of one of its single-mode transceivers and strong revenue guidance that projected more than $1 billion per quarter by the second half of 2027 further bolstered its stock price gain.

  An out-of-benchmark position in semiconductor company Lattice Semiconductor contributed positively, driven by significant revenue growth, strong AI infrastructure demand and increased profitability.

Top Detractors from Performance:

  Sector allocation decisions as a whole detracted from relative results, albeit modestly.

  Stock selection in the consumer discretionary and industrials sectors detracted from the Fund’s relative results. An underweight to energy further dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An overweight in Wolverine World Wide, a footwear and apparel company, detracted. Its stock fell following a disappointing profit forecast and weaker demand in its direct-to-consumer business.

  An overweight in vertically integrated solid waste, recycling and resource management company Casella Waste Systems hurt due to the company’s challenges from heavy acquisition spending and stretched valuations.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 2000® Growth Index	Russell 3000® Index
10/31/19	$10,000	$10,000	$10,000
8/20	$12,868	$11,498	$11,683
8/21	$18,320	$15,592	$15,543
8/22	$13,507	$11,654	$13,479
8/23	$14,587	$12,444	$15,468
8/24	$18,074	$14,643	$19,512
8/25	$19,847	$16,177	$22,603
8/26	$24,869	$19,939	$27,146

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced October 31, 2019)	25.30%	6.30%	14.25%
Russell 2000® Growth Index	23.25%	5.04%	10.62%
Russell 3000® Index	20.10%	11.79%	15.72%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 468,948,130
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 3,600,636
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$468,948,130
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	119%
Total Net Advisory Fees Paid for the Period	$3,600,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Health Care	30.2%
Industrials	20.3%
Information Technology	19.3%
Consumer Discretionary	11.4%
Financials	10.1%
Energy	3.5%
Consumer Staples	2.5%
Materials	1.9%
Other	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025497
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	GSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$11,378	$10,752	$11,557	$11,606
8/18	$14,248	$13,464	$15,045	$13,956
8/19	$14,864	$14,047	$14,488	$14,139
8/20	$19,799	$18,710	$17,674	$17,170
8/21	$27,531	$26,017	$24,062	$22,844
8/22	$19,371	$18,306	$17,883	$19,810
8/23	$20,483	$19,356	$19,235	$22,734
8/24	$23,946	$22,629	$22,268	$28,677
8/25	$23,760	$22,453	$24,793	$33,219
8/26	$28,348	$26,789	$28,591	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	19.31%	0.59%	10.98%
Class A Including sale charges	12.77%	-0.55%	10.35%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,174,414,002
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 10,761,862
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025499
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$218	2.00%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$11,298	$11,185	$11,557	$11,606
8/18	$14,043	$13,903	$15,045	$13,956
8/19	$14,535	$14,390	$14,488	$14,139
8/20	$19,228	$19,036	$17,674	$17,170
8/21	$26,535	$26,270	$24,062	$22,844
8/22	$18,527	$18,341	$17,883	$19,810
8/23	$19,438	$19,244	$19,235	$22,734
8/24	$22,562	$22,336	$22,268	$28,677
8/25	$22,215	$21,992	$24,793	$33,219
8/26	$26,311	$26,048	$28,591	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	18.44%	-0.17%	10.15%
Class C Including sale charges	17.25%	-0.17%	10.15%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,174,414,002
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 10,761,862
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025495
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	GSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.93%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,142,100	$1,155,700	$1,160,600
8/18	$1,435,505	$1,504,490	$1,395,622
8/19	$1,501,826	$1,448,824	$1,413,904
8/20	$2,007,190	$1,767,421	$1,717,045
8/21	$2,800,231	$2,406,166	$2,284,357
8/22	$1,976,403	$1,788,263	$1,980,994
8/23	$2,096,964	$1,923,455	$2,273,389
8/24	$2,458,480	$2,226,784	$2,867,653
8/25	$2,448,155	$2,479,302	$3,321,889
8/26	$2,929,217	$2,859,131	$3,989,589

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	19.65%	0.90%	11.34%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,174,414,002
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 10,761,862
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025496
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Service Shares
Trading Symbol	GSMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$157	1.43%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,359	$11,557	$11,606
8/18	$14,212	$15,045	$13,956
8/19	$14,799	$14,488	$14,139
8/20	$19,679	$17,674	$17,170
8/21	$27,310	$24,062	$22,844
8/22	$19,177	$17,883	$19,810
8/23	$20,241	$19,235	$22,734
8/24	$23,624	$22,268	$28,677
8/25	$23,404	$24,793	$33,219
8/26	$27,867	$28,591	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Service	19.07%	0.40%	10.79%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,174,414,002
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 10,761,862
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055756
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	GTMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,406	$11,557	$11,606
8/18	$14,323	$15,045	$13,956
8/19	$14,977	$14,488	$14,139
8/20	$20,002	$17,674	$17,170
8/21	$27,877	$24,062	$22,844
8/22	$19,661	$17,883	$19,810
8/23	$20,839	$19,235	$22,734
8/24	$24,425	$22,268	$28,677
8/25	$24,294	$24,793	$33,219
8/26	$29,055	$28,591	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	19.60%	0.83%	11.25%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,174,414,002
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 10,761,862
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161553
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	GTMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,426	$11,557	$11,606
8/18	$14,360	$15,045	$13,956
8/19	$15,031	$14,488	$14,139
8/20	$20,092	$17,674	$17,170
8/21	$28,030	$24,062	$22,844
8/22	$19,786	$17,883	$19,810
8/23	$20,991	$19,235	$22,734
8/24	$24,614	$22,268	$28,677
8/25	$24,511	$24,793	$33,219
8/26	$29,340	$28,591	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R6	19.70%	0.92%	11.36%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,174,414,002
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 10,761,862
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055755
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	GTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$164	1.50%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Russell 2500® Growth Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,347	$11,557	$11,606
8/18	$14,175	$15,045	$13,956
8/19	$14,752	$14,488	$14,139
8/20	$19,602	$17,674	$17,170
8/21	$27,192	$24,062	$22,844
8/22	$19,083	$17,883	$19,810
8/23	$20,129	$19,235	$22,734
8/24	$23,464	$22,268	$28,677
8/25	$23,227	$24,793	$33,219
8/26	$27,652	$28,591	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R	19.05%	0.34%	10.70%
Russell 2500® Growth Index	15.32%	3.51%	11.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,174,414,002
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 10,761,862
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200234
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class P
Trading Symbol	GSWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative results, particularly in the information technology, health care and consumer staples sectors..

  Sector allocation decisions as a whole also boosted Fund results, albeit modestly. Overweights to information technology and health care helped as did an underweight to consumer staples.

  An out-of-benchmark position in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

Top Detractors from Performance:

  Stock selection in the industrials, consumer discretionary and financials sectors detracted from the Fund’s relative results.

  Overweights to the industrials and consumer discretionary sectors also dampened results.

  The Fund’s top detractor was an underweight in Bloom Energy, which manufactures, sells and installs solid oxide fuel cell systems. Bloom Energy’s stock surged after the company secured major partnership deals and materially improved its profitability.

  An underweight to Comfort Systems USA, a provider of mechanical, electrical and plumbing building services, detracted. Concerns around its valuation and the durability of demand across its mechanical and electrical services end-markets informed our more cautious stance, but its share price rose sharply due to skyrocketing demand for heating, ventilation, air conditioning and electrical work tied to the AI boom.

  An overweight in Planet Fitness, a franchisor and operator of fitness centers, hurt. Its stock fell consequent to weakened 2026 full-year guidance, as investors became concerned about slowing sales growth and enhanced competition in the low-cost fitness industry.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 2500® Growth Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,860	$11,180	$10,833
8/19	$11,367	$10,766	$10,975
8/20	$15,194	$13,134	$13,328
8/21	$21,198	$17,880	$17,731
8/22	$14,964	$13,289	$15,377
8/23	$15,875	$14,293	$17,646
8/24	$18,623	$16,547	$22,259
8/25	$18,537	$18,424	$25,785
8/26	$22,189	$21,246	$30,968

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	19.70%	0.92%	9.98%
Russell 2500® Growth Index	15.32%	3.51%	9.41%
Russell 3000® Index	20.10%	11.79%	14.44%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,174,414,002
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 10,761,862
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,174,414,002
# of Portfolio Holdings as of Period End	101
Portfolio Turnover Rate for the Period	117%
Total Net Advisory Fees Paid for the Period	$10,761,862

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	25.3%
Health Care	25.2%
Industrials	23.6%
Consumer Discretionary	12.9%
Financials	6.5%
Energy	2.3%
Consumer Staples	1.4%
Materials	1.3%
Other	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025461
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class A
Trading Symbol	GSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$10,993	$10,388	$11,158	$11,616
8/18	$12,189	$11,519	$12,549	$13,918
8/19	$12,741	$12,040	$12,627	$14,265
8/20	$13,135	$12,412	$12,733	$17,474
8/21	$16,580	$15,668	$17,373	$23,110
8/22	$15,952	$15,074	$16,291	$20,115
8/23	$16,997	$16,062	$17,690	$23,213
8/24	$20,765	$19,623	$21,432	$29,387
8/25	$22,771	$21,518	$23,431	$34,160
8/26	$28,315	$26,758	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.35%	11.29%	10.96%
Class A Including sale charges	17.51%	10.04%	10.34%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 469,381,017
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,812,795
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025463
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class C
Trading Symbol	GSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$194	1.74%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$10,910	$10,801	$11,158	$11,616
8/18	$12,008	$11,887	$12,549	$13,918
8/19	$12,466	$12,342	$12,627	$14,265
8/20	$12,757	$12,629	$12,733	$17,474
8/21	$15,979	$15,819	$17,373	$23,110
8/22	$15,258	$15,106	$16,291	$20,115
8/23	$16,136	$15,974	$17,690	$23,213
8/24	$19,563	$19,367	$21,432	$29,387
8/25	$21,294	$21,081	$23,431	$34,160
8/26	$26,281	$26,019	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.42%	10.46%	10.14%
Class C Including sale charges	22.32%	10.46%	10.14%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 469,381,017
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,812,795
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Institutional Shares
Trading Symbol	GSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,103,800	$1,115,800	$1,161,600
8/18	$1,228,529	$1,254,940	$1,391,829
8/19	$1,289,219	$1,262,721	$1,426,486
8/20	$1,333,310	$1,273,328	$1,747,445
8/21	$1,688,370	$1,737,328	$2,310,996
8/22	$1,629,446	$1,629,093	$2,011,491
8/23	$1,741,226	$1,769,032	$2,321,260
8/24	$2,133,699	$2,143,182	$2,938,716
8/25	$2,346,642	$2,343,141	$3,415,963
8/26	$2,926,967	$3,039,523	$4,091,299

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	24.73%	11.63%	11.33%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 469,381,017
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,812,795
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Service Shares
Trading Symbol	GSGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$133	1.19%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,984	$11,158	$11,616
8/18	$12,167	$12,549	$13,918
8/19	$12,702	$12,627	$14,265
8/20	$13,071	$12,733	$17,474
8/21	$16,470	$17,373	$23,110
8/22	$15,815	$16,291	$20,115
8/23	$16,816	$17,690	$23,213
8/24	$20,504	$21,432	$29,387
8/25	$22,439	$23,431	$34,160
8/26	$27,847	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Service	24.10%	11.07%	10.78%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 469,381,017
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,812,795
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055746
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Investor Shares
Trading Symbol	GRGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,021	$11,158	$11,616
8/18	$12,250	$12,549	$13,918
8/19	$12,840	$12,627	$14,265
8/20	$13,269	$12,733	$17,474
8/21	$16,791	$17,373	$23,110
8/22	$16,195	$16,291	$20,115
8/23	$17,293	$17,690	$23,213
8/24	$21,178	$21,432	$29,387
8/25	$23,281	$23,431	$34,160
8/26	$29,023	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	24.66%	11.56%	11.24%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 469,381,017
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,812,795
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159653
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class R6
Trading Symbol	GRGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,039	$11,158	$11,616
8/18	$12,291	$12,549	$13,918
8/19	$12,899	$12,627	$14,265
8/20	$13,342	$12,733	$17,474
8/21	$16,896	$17,373	$23,110
8/22	$16,308	$16,291	$20,115
8/23	$17,428	$17,690	$23,213
8/24	$21,358	$21,432	$29,387
8/25	$23,496	$23,431	$34,160
8/26	$29,305	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R6	24.72%	11.64%	11.35%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 469,381,017
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,812,795
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055745
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class R
Trading Symbol	GRGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$139	1.24%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,968	$11,158	$11,616
8/18	$12,130	$12,549	$13,918
8/19	$12,650	$12,627	$14,265
8/20	$13,007	$12,733	$17,474
8/21	$16,377	$17,373	$23,110
8/22	$15,718	$16,291	$20,115
8/23	$16,698	$17,690	$23,213
8/24	$20,353	$21,432	$29,387
8/25	$22,260	$23,431	$34,160
8/26	$27,613	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R	24.05%	11.01%	10.69%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 469,381,017
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,812,795
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201802
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class P
Trading Symbol	GABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Helping the Fund’s relative performance most was stock selection in the financials, industrials and health care sectors. Further bolstering results was an underweight to financials. An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Dell Technologies contributed positively due to the technology company’s strong financial results, driven by robust demand for AI servers. Additionally, its management issued constructive guidance, reinforcing investor confidence in the durability of the company’s growth trajectory.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, added value. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in Hewlett Packard Enterprise, an enterprise technology company, proved beneficial given a successful major network acquisition, robust demand for AI hardware and strong financial earnings. The strategic integration of Juniper Networks significantly expanded high margin networking revenue, while surging enterprise demand for AI servers drove quarterly results above consensus expectations and prompted Hewlett Packard Enterprise’s management to raise full-year guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results. Sector allocation decisions also weighed on relative performance, albeit modestly.The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  Stock selection in the information technology and communication services sectors detracted most. An overweight to utilities further dampened results.

  The Fund’s top detractor was an overweight in KKR & Co., an alternative asset management firm. Geopolitical conflict drove market uncertainty, which led to a more difficult than consensus expected fundraising environment.

  An overweight in homebuilder Lennar detracted, as persistent headwinds from elevated mortgage rates and constrained affordability weighed on the housing market. Such headwinds, in turn, pressured buyer demand and necessitated heavy sales incentives that compressed Lennar’s margins below historical norms.

  An overweight in wireless carrier T-Mobile hurt. The company faced intensified competitive concerns as well as investor uncertainty surrounding merger speculation with parent company Deutsche Telekom.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,484	$10,472	$10,813
8/19	$11,000	$10,537	$11,082
8/20	$11,378	$10,625	$13,576
8/21	$14,410	$14,497	$17,954
8/22	$13,909	$13,594	$15,627
8/23	$14,865	$14,762	$18,034
8/24	$18,217	$17,884	$22,831
8/25	$20,036	$19,553	$26,538
8/26	$24,993	$25,364	$31,785

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	24.74%	11.64%	11.55%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	14.80%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 469,381,017
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,812,795
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$469,381,017
# of Portfolio Holdings as of Period End	76
Portfolio Turnover Rate for the Period	37%
Total Net Advisory Fees Paid for the Period	$2,812,795

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	20.1%
Financials	18.4%
Health Care	12.9%
Industrials	10.9%
Energy	8.2%
Consumer Staples	6.8%
Communication Services	5.9%
Utilities	5.0%
Consumer Discretionary	4.4%
Other	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025467
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class A
Trading Symbol	GSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$10,904	$10,304	$11,158	$11,616
8/18	$11,917	$11,262	$12,549	$13,918
8/19	$11,962	$11,304	$12,627	$14,265
8/20	$12,199	$11,528	$12,733	$17,474
8/21	$16,181	$15,291	$17,373	$23,110
8/22	$15,335	$14,491	$16,291	$20,115
8/23	$16,696	$15,778	$17,690	$23,213
8/24	$20,822	$19,677	$21,432	$29,387
8/25	$22,200	$20,979	$23,431	$34,160
8/26	$27,939	$26,403	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	25.85%	11.54%	10.82%
Class A Including sale charges	18.91%	10.28%	10.19%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 475,175,347
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 2,944,027
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025469
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class C
Trading Symbol	GSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$197	1.75%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$10,818	$10,710	$11,158	$11,616
8/18	$11,733	$11,616	$12,549	$13,918
8/19	$11,700	$11,583	$12,627	$14,265
8/20	$11,842	$11,724	$12,733	$17,474
8/21	$15,583	$15,427	$17,373	$23,110
8/22	$14,668	$14,521	$16,291	$20,115
8/23	$15,846	$15,687	$17,690	$23,213
8/24	$19,614	$19,418	$21,432	$29,387
8/25	$20,752	$20,544	$23,431	$34,160
8/26	$25,917	$25,658	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	24.89%	10.70%	9.98%
Class C Including sale charges	23.74%	10.70%	9.98%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 475,175,347
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 2,944,027
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025465
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	GSLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,094,100	$1,115,800	$1,161,600
8/18	$1,199,681	$1,254,940	$1,391,829
8/19	$1,207,958	$1,262,721	$1,426,486
8/20	$1,235,379	$1,273,328	$1,747,445
8/21	$1,644,043	$1,737,328	$2,310,996
8/22	$1,563,813	$1,629,093	$2,011,491
8/23	$1,707,059	$1,769,032	$2,321,260
8/24	$2,135,189	$2,143,182	$2,938,716
8/25	$2,284,225	$2,343,141	$3,415,963
8/26	$2,881,321	$3,039,523	$4,091,299

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	26.14%	11.87%	11.16%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 475,175,347
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 2,944,027
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025466
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Service Shares
Trading Symbol	GSVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$135	1.20%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,880	$11,158	$11,616
8/18	$11,876	$12,549	$13,918
8/19	$11,899	$12,627	$14,265
8/20	$12,113	$12,733	$17,474
8/21	$16,033	$17,373	$23,110
8/22	$15,179	$16,291	$20,115
8/23	$16,493	$17,690	$23,213
8/24	$20,514	$21,432	$29,387
8/25	$21,838	$23,431	$34,160
8/26	$27,426	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Service	25.59%	11.33%	10.61%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 475,175,347
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 2,944,027
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055748
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Investor Shares
Trading Symbol	GSVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,926	$11,158	$11,616
8/18	$11,976	$12,549	$13,918
8/19	$12,053	$12,627	$14,265
8/20	$12,320	$12,733	$17,474
8/21	$16,376	$17,373	$23,110
8/22	$15,567	$16,291	$20,115
8/23	$16,993	$17,690	$23,213
8/24	$21,231	$21,432	$29,387
8/25	$22,690	$23,431	$34,160
8/26	$28,632	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	26.19%	11.82%	11.09%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 475,175,347
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 2,944,027
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159654
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class R6
Trading Symbol	GSVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,963	$11,158	$11,616
8/18	$12,023	$12,549	$13,918
8/19	$12,111	$12,627	$14,265
8/20	$12,389	$12,733	$17,474
8/21	$16,484	$17,373	$23,110
8/22	$15,683	$16,291	$20,115
8/23	$17,121	$17,690	$23,213
8/24	$21,419	$21,432	$29,387
8/25	$22,914	$23,431	$34,160
8/26	$28,908	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R6	26.16%	11.88%	11.19%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 475,175,347
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 2,944,027
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055747
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class R
Trading Symbol	GSVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$141	1.25%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Russell 1000® Value Index	Russell 1000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,873	$11,158	$11,616
8/18	$11,857	$12,549	$13,918
8/19	$11,871	$12,627	$14,265
8/20	$12,074	$12,733	$17,474
8/21	$15,977	$17,373	$23,110
8/22	$15,104	$16,291	$20,115
8/23	$16,403	$17,690	$23,213
8/24	$20,402	$21,432	$29,387
8/25	$21,706	$23,431	$34,160
8/26	$27,235	$30,395	$40,913

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R	25.47%	11.25%	10.53%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	15.12%

AssetsNet	$ 475,175,347
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 2,944,027
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201803
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class P
Trading Symbol	GMYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection overall bolstered the Fund’s results, especially in the information technology, industrials and real estate sectors.

  An overweight in semiconductor company Micron Technology added value, with its stock rising primarily on its robust financial performance. The company surpassed market expectations with strong earnings, fueled by ongoing demand for its specialized memory products, which are critical components for AI applications.

  An overweight in Caterpillar, a construction and mining equipment and engines manufacturer, contributed positively. Its stock price rose as Caterpillar was increasingly recognized as a key player in the AI and data center infrastructure boom, providing essential power generation solutions and construction equipment, which contributed to revenue tailwinds and boosted investor confidence. Following strong performance, we exited the Fund’s position.

  An overweight in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. We exited the position as the investment no longer aligned with the Fund’s value criteria.

Top Detractors from Performance:

  The Fund underperformed the Russell 1000 Value Index due primarily to sector allocation decisions overall, which detracted. Underweights in energy and information technology especially hurt results.

  Stock selection in the health care, materials and energy sectors detracted.

  The Fund’s top detractor was an overweight in semiconductor bellwether Intel, primarily due to the timing of the Fund’s investment. After initiating a position in Intel in June 2026, its stock declined amid a broader correction in semiconductor stocks, profit-taking following a strong early-2026 rally and concerns around shareholder dilution from capital-raising activity.

  An overweight in medical device manufacturer Boston Scientific detracted. Its stock was weak amid concerns around decelerating growth, competitive pressures within its core cardiovascular and MedSurg franchises and a more demanding valuation following a strong prior run. As our conviction in its risk/reward profile moderated, we exited the Fund’s position.

  An overweight in medical device and health care company Abbott Laboratories hurt. Investors worried that weaker organic growth in its nutrition business, where inflation-driven price increases led some consumers to trade down, pressured volumes. Further, its management lowered full-year guidance, largely due to the financial impact of its Exact Sciences acquisition, even as Abbott Laboratories’ underlying operating performance remained resilient. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,538	$10,472	$10,813
8/19	$10,616	$10,537	$11,082
8/20	$10,860	$10,625	$13,576
8/21	$14,449	$14,497	$17,954
8/22	$13,739	$13,594	$15,627
8/23	$15,008	$14,762	$18,034
8/24	$18,775	$17,884	$22,831
8/25	$20,074	$19,553	$26,538
8/26	$25,340	$25,364	$31,785

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	26.23%	11.88%	11.73%
Russell 1000® Value Index	29.72%	11.83%	11.75%
Russell 1000® Index	19.77%	12.09%	14.80%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 475,175,347
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 2,944,027
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$475,175,347
# of Portfolio Holdings as of Period End	60
Portfolio Turnover Rate for the Period	104%
Total Net Advisory Fees Paid for the Period	$2,944,027

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	18.5%
Information Technology	17.4%
Health Care	14.2%
Consumer Discretionary	12.3%
Industrials	11.7%
Consumer Staples	7.7%
Energy	5.7%
Materials	4.1%
Utilities	3.7%
Other	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025485
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class A
Trading Symbol	GCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$130	1.19%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$10,966	$10,363	$11,082	$11,606
8/18	$12,137	$11,470	$12,486	$13,956
8/19	$12,549	$11,858	$12,095	$14,139
8/20	$12,497	$11,810	$11,938	$17,170
8/21	$17,967	$16,979	$17,250	$22,844
8/22	$17,166	$16,222	$15,905	$19,810
8/23	$18,019	$17,028	$16,804	$22,734
8/24	$21,143	$19,981	$20,196	$28,677
8/25	$23,023	$21,757	$21,860	$33,219
8/26	$27,404	$25,897	$27,227	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	19.03%	8.81%	10.60%
Class A Including sale charges	12.49%	7.58%	9.98%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,154,753,114
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 8,336,277
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025487
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class C
Trading Symbol	GCMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$212	1.94%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$10,886	$10,777	$11,082	$11,606
8/18	$11,959	$11,840	$12,486	$13,956
8/19	$12,268	$12,145	$12,095	$14,139
8/20	$12,128	$12,007	$11,938	$17,170
8/21	$17,307	$17,134	$17,250	$22,844
8/22	$16,407	$16,243	$15,905	$19,810
8/23	$17,102	$16,931	$16,804	$22,734
8/24	$19,907	$19,708	$20,196	$28,677
8/25	$21,518	$21,303	$21,860	$33,219
8/26	$25,425	$25,171	$27,227	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	18.16%	7.99%	9.78%
Class C Including sale charges	16.98%	7.99%	9.78%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,154,753,114
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 8,336,277
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025483
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	GSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,101,200	$1,108,200	$1,160,600
8/18	$1,223,764	$1,248,609	$1,395,622
8/19	$1,270,022	$1,209,527	$1,413,904
8/20	$1,269,641	$1,193,804	$1,717,045
8/21	$1,831,711	$1,725,046	$2,284,357
8/22	$1,756,244	$1,590,493	$1,980,994
8/23	$1,850,906	$1,680,355	$2,273,389
8/24	$2,179,257	$2,019,619	$2,867,653
8/25	$2,381,056	$2,186,036	$3,321,889
8/26	$2,844,647	$2,722,708	$3,989,589

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	19.47%	9.20%	11.01%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,154,753,114
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 8,336,277
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025484
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Service Shares
Trading Symbol	GSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$147	1.34%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,956	$11,082	$11,606
8/18	$12,115	$12,486	$13,956
8/19	$12,509	$12,095	$14,139
8/20	$12,444	$11,938	$17,170
8/21	$17,866	$17,250	$22,844
8/22	$17,044	$15,905	$19,810
8/23	$17,872	$16,804	$22,734
8/24	$20,934	$20,196	$28,677
8/25	$22,759	$21,860	$33,219
8/26	$27,058	$27,227	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Service	18.89%	8.65%	10.46%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,154,753,114
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 8,336,277
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055751
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Investor Shares
Trading Symbol	GCMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,994	$11,082	$11,606
8/18	$12,201	$12,486	$13,956
8/19	$12,644	$12,095	$14,139
8/20	$12,624	$11,938	$17,170
8/21	$18,192	$17,250	$22,844
8/22	$17,426	$15,905	$19,810
8/23	$18,339	$16,804	$22,734
8/24	$21,569	$20,196	$28,677
8/25	$23,547	$21,860	$33,219
8/26	$28,108	$27,227	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	19.37%	9.09%	10.88%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,154,753,114
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 8,336,277
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159657
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	GCMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,013	$11,082	$11,606
8/18	$12,235	$12,486	$13,956
8/19	$12,699	$12,095	$14,139
8/20	$12,693	$11,938	$17,170
8/21	$18,320	$17,250	$22,844
8/22	$17,570	$15,905	$19,810
8/23	$18,516	$16,804	$22,734
8/24	$21,800	$20,196	$28,677
8/25	$23,825	$21,860	$33,219
8/26	$28,467	$27,227	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R6	19.48%	9.21%	11.02%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,154,753,114
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 8,336,277
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055752
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class R
Trading Symbol	GCMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$158	1.44%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Russell Midcap® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$10,940	$11,082	$11,606
8/18	$12,081	$12,486	$13,956
8/19	$12,456	$12,095	$14,139
8/20	$12,375	$11,938	$17,170
8/21	$17,746	$17,250	$22,844
8/22	$16,916	$15,905	$19,810
8/23	$17,714	$16,804	$22,734
8/24	$20,731	$20,196	$28,677
8/25	$22,518	$21,860	$33,219
8/26	$26,740	$27,227	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R	18.75%	8.54%	10.33%
Russell Midcap® Value Index	24.55%	9.55%	10.53%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 1,154,753,114
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 8,336,277
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201806
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class P
Trading Symbol	GMPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Sector allocation as a whole contributed positively, albeit modestly.

  Stock selection in the information technology, consumer discretionary and consumer staples sectors added value.

  An out-of-benchmark position in semiconductor company Marvell Technology proved beneficial, as optimism grew around its role in AI infrastructure, supported by momentum in custom silicon, networking and optical connectivity. While we continued to view the company’s fundamentals and long-term prospects favorably, strong stock performance pushed the company’s market capitalization beyond the Fund’s scope, leading us to exit the position.

  An overweight in Western Digital, a data storage device manufacturer, contributed positively. The company benefited from ongoing strong demand dynamics within its cloud segment as well as increasing needs for AI-driven data storage. We ultimately exited the Fund position in favor of what we saw as better risk/reward opportunity elsewhere.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

Top Detractors from Performance:

  Stock selection overall detracted from the Fund’s relative results, especially in the financials, health care and utilities sectors. An overweight to utilities also dampened results.

  The Fund’s top detractor was an underweight in Sandisk, a data storage device manufacturer. Its stock rose sharply on strong earnings, record gross margins and accelerating data center demand for enterprise solid state drives used in AI inference workloads. Its management also issued a constructive outlook, supported by the ramp of its next-generation enterprise solid state drive product and strong multi-year customer commitments. As Sandisk’s market capitalization moved beyond the Fund’s scope, we exited the position.

  An out-of-benchmark position in Mirion Technologies, a provider of radiation detection, measurement, analysis and monitoring products and services, detracted. The company faced soft revenue growth, reduced financial guidance and investor concerns around the sustainability of its acquisition-led growth strategy.

  An overweight in Builders Firstsource, a building materials supplier, hurt. The company faced significant headwinds due to commodity price deflation, competitive pricing pressure and disappointing earnings reports.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell Midcap® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,393	$10,610	$10,833
8/19	$10,788	$10,278	$10,975
8/20	$10,786	$10,144	$13,328
8/21	$15,564	$14,659	$17,731
8/22	$14,927	$13,515	$15,377
8/23	$15,730	$14,279	$17,646
8/24	$18,521	$17,162	$22,259
8/25	$20,240	$18,576	$25,785
8/26	$24,182	$23,136	$30,968

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	19.48%	9.21%	11.11%
Russell Midcap® Value Index	24.55%	9.55%	10.52%
Russell 3000® Index	20.10%	11.79%	14.44%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 1,154,753,114
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 8,336,277
InvestmentCompanyPortfolioTurnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,154,753,114
# of Portfolio Holdings as of Period End	83
Portfolio Turnover Rate for the Period	141%
Total Net Advisory Fees Paid for the Period	$8,336,277

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	17.4%
Financials	17.2%
Health Care	12.5%
Materials	9.1%
Information Technology	9.1%
Energy	8.8%
Consumer Discretionary	8.2%
Utilities	6.2%
Real Estate	5.6%
Other	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025503
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class A
Trading Symbol	GSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$11,156	$10,542	$11,347	$11,606
8/18	$13,181	$12,456	$13,622	$13,956
8/19	$11,710	$11,066	$11,594	$14,139
8/20	$10,546	$9,966	$10,882	$17,170
8/21	$15,795	$14,926	$17,356	$22,844
8/22	$14,321	$13,533	$15,589	$19,810
8/23	$14,709	$13,900	$15,927	$22,734
8/24	$17,048	$16,110	$18,993	$28,677
8/25	$18,217	$17,215	$20,100	$33,219
8/26	$22,240	$21,016	$26,120	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	22.08%	7.08%	8.32%
Class A Including sale charges	15.35%	5.88%	7.70%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 936,635,570
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 8,547,932
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025505
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class C
Trading Symbol	GSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$221	2.00%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$11,072	$10,961	$11,347	$11,606
8/18	$12,983	$12,853	$13,622	$13,956
8/19	$11,447	$11,333	$11,594	$14,139
8/20	$10,230	$10,128	$10,882	$17,170
8/21	$15,211	$15,059	$17,356	$22,844
8/22	$13,690	$13,553	$15,589	$19,810
8/23	$13,959	$13,819	$15,927	$22,734
8/24	$16,054	$15,893	$18,993	$28,677
8/25	$17,027	$16,856	$20,100	$33,219
8/26	$20,636	$20,430	$26,120	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	21.20%	6.29%	7.51%
Class C Including sale charges	19.99%	6.29%	7.51%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 936,635,570
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 8,547,932
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025501
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	GSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,120,000	$1,134,700	$1,160,600
8/18	$1,328,544	$1,362,207	$1,395,622
8/19	$1,184,928	$1,159,375	$1,413,904
8/20	$1,070,820	$1,088,189	$1,717,045
8/21	$1,609,335	$1,735,553	$2,284,357
8/22	$1,464,173	$1,558,873	$1,980,994
8/23	$1,507,513	$1,592,701	$2,273,389
8/24	$1,752,031	$1,899,296	$2,867,653
8/25	$1,876,951	$2,010,025	$3,321,889
8/26	$2,297,951	$2,612,027	$3,989,589

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	22.43%	7.38%	8.67%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 936,635,570
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 8,547,932
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025502
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Service Shares
Trading Symbol	GSSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$162	1.46%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,144	$11,347	$11,606
8/18	$13,152	$13,622	$13,956
8/19	$11,671	$11,594	$14,139
8/20	$10,496	$10,882	$17,170
8/21	$15,695	$17,356	$22,844
8/22	$14,207	$15,589	$19,810
8/23	$14,556	$15,927	$22,734
8/24	$16,831	$18,993	$28,677
8/25	$17,944	$20,100	$33,219
8/26	$21,859	$26,120	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Service	21.82%	6.85%	8.13%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 936,635,570
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 8,547,932
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055758
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Investor Shares
Trading Symbol	GSQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,184	$11,347	$11,606
8/18	$13,246	$13,622	$13,956
8/19	$11,797	$11,594	$14,139
8/20	$10,649	$10,882	$17,170
8/21	$15,989	$17,356	$22,844
8/22	$14,539	$15,589	$19,810
8/23	$14,966	$15,927	$22,734
8/24	$17,391	$18,993	$28,677
8/25	$18,631	$20,100	$33,219
8/26	$22,802	$26,120	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	22.39%	7.35%	8.59%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 936,635,570
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 8,547,932
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159658
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class R6
Trading Symbol	GSSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,203	$11,347	$11,606
8/18	$13,290	$13,622	$13,956
8/19	$11,853	$11,594	$14,139
8/20	$10,716	$10,882	$17,170
8/21	$16,107	$17,356	$22,844
8/22	$14,654	$15,589	$19,810
8/23	$15,092	$15,927	$22,734
8/24	$17,538	$18,993	$28,677
8/25	$18,794	$20,100	$33,219
8/26	$23,013	$26,120	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R6	22.45%	7.39%	8.69%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 936,635,570
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 8,547,932
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055757
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class R
Trading Symbol	GSQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$166	1.50%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Russell 2000® Value Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,128	$11,347	$11,606
8/18	$13,114	$13,622	$13,956
8/19	$11,623	$11,594	$14,139
8/20	$10,440	$10,882	$17,170
8/21	$15,596	$17,356	$22,844
8/22	$14,110	$15,589	$19,810
8/23	$14,454	$15,927	$22,734
8/24	$16,712	$18,993	$28,677
8/25	$17,808	$20,100	$33,219
8/26	$21,687	$26,120	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R	21.78%	6.81%	8.04%
Russell 2000® Value Index	29.95%	8.51%	10.07%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 936,635,570
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 8,547,932
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201807
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class P
Trading Symbol	GSYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the information technology, utilities and communication services sectors bolstered Fund results.

  An out-of-benchmark position in clinical-stage precision oncology company Revolution Medicines proved beneficial on the back of historic results from its Phase 3 clinical trial for its pancreatic cancer drug, daraxonrasib. Strong early data from another pancreatic cancer drug candidate, zoldonrasib, further contributed to its stock’s appreciation.

  An overweight in Cohu, a semiconductor test and handling equipment company, contributed positively on the back of increasing confidence in a recovery trajectory across its end markets. Its new product platforms gained traction in both mobile and computing applications.

  An overweight in precious metals producer Coeur Mining added value. Its stock price gain was driven by a broader rally in precious metals prices, record revenue and cash flow generation and significant strategic acquisitions.

Top Detractors from Performance:

  Stock selection and sector allocation decisions overall detracted from the Fund’s relative results.

  Stock selection in the energy, consumer discretionary and materials sectors detracted most. An underweight to energy and overweights in consumer discretionary and materials also dampened results.

  The Fund’s top detractor was an out-of-benchmark position in Perella Weinberg Partners, an independent advisory firm that provides strategic and financial guidance to corporations, institutions and governments. Its stock fell after the company reported disappointing revenue and earnings results.

  A position in energy services and technology company Liberty Energy detracted. The Fund was underweight during the stock’s rally and then held an overweight position during the stock’s subsequent pullback.

  An underweight in Viasat, which provides broadband and communications products and services globally, hurt. Its stock rose after the company won major U.S. defense contracts, executed successful satellite deployments and reported improving free cash flow.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 2000® Value Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,671	$11,092	$10,833
8/19	$9,519	$9,440	$10,975
8/20	$8,607	$8,861	$13,328
8/21	$12,934	$14,132	$17,731
8/22	$11,769	$12,693	$15,377
8/23	$12,118	$12,969	$17,646
8/24	$14,083	$15,465	$22,259
8/25	$15,092	$16,367	$25,785
8/26	$18,481	$21,269	$30,968

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	22.45%	7.39%	7.60%
Russell 2000® Value Index	29.95%	8.51%	9.42%
Russell 3000® Index	20.10%	11.79%	14.44%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 936,635,570
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 8,547,932
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$936,635,570
# of Portfolio Holdings as of Period End	169
Portfolio Turnover Rate for the Period	105%
Total Net Advisory Fees Paid for the Period	$8,547,932

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	29.9%
Industrials	12.8%
Health Care	10.5%
Consumer Discretionary	10.0%
Real Estate	7.3%
Materials	7.2%
Energy	7.0%
Information Technology	6.9%
Utilities	5.6%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136623
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	GMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.17%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class A Excluding sale charges	Class A Including sale charges	Russell 2500® Index	Russell 3000® Index
9/1/16	$10,000	$9,450	$10,000	$10,000
8/17	$11,130	$10,518	$11,322	$11,606
8/18	$12,741	$12,040	$13,963	$13,956
8/19	$12,050	$11,387	$12,966	$14,139
8/20	$11,620	$10,981	$13,847	$17,170
8/21	$17,502	$16,539	$20,198	$22,844
8/22	$15,942	$15,065	$17,060	$19,810
8/23	$16,585	$15,673	$18,192	$22,734
8/24	$19,452	$18,382	$21,352	$28,677
8/25	$19,744	$18,658	$23,496	$33,219
8/26	$23,717	$22,412	$29,497	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class A Excluding sale charges	20.12%	6.26%	9.02%
Class A Including sale charges	13.53%	5.07%	8.40%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 151,341,629
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,155,812
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136624
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	GMVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$210	1.92%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class C Excluding sale charges	Class C Including sale charges	Russell 2500® Index	Russell 3000® Index
9/1/16	$10,000	$9,900	$10,000	$10,000
8/17	$11,048	$10,938	$11,322	$11,606
8/18	$12,554	$12,428	$13,963	$13,956
8/19	$11,792	$11,674	$12,966	$14,139
8/20	$11,277	$11,164	$13,847	$17,170
8/21	$16,854	$16,685	$20,198	$22,844
8/22	$15,243	$15,090	$17,060	$19,810
8/23	$15,738	$15,581	$18,192	$22,734
8/24	$18,329	$18,145	$21,352	$28,677
8/25	$18,457	$18,272	$23,496	$33,219
8/26	$21,999	$21,779	$29,497	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class C Excluding sale charges	19.19%	5.47%	8.20%
Class C Including sale charges	18.13%	5.47%	8.20%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 151,341,629
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,155,812
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136625
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	GSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional	Russell 2500® Index	Russell 3000® Index
9/1/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,117,100	$1,132,200	$1,160,600
8/18	$1,283,883	$1,396,342	$1,395,622
8/19	$1,219,689	$1,296,643	$1,413,904
8/20	$1,179,805	$1,384,686	$1,717,045
8/21	$1,783,393	$2,019,841	$2,284,357
8/22	$1,630,735	$1,705,958	$1,980,994
8/23	$1,701,346	$1,819,233	$2,273,389
8/24	$2,002,824	$2,135,234	$2,867,653
8/25	$2,040,077	$2,349,611	$3,321,889
8/26	$2,458,904	$2,949,702	$3,989,589

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional	20.53%	6.63%	9.41%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 151,341,629
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,155,812
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136626
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Investor Shares
Trading Symbol	GMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor	Russell 2500® Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,152	$11,322	$11,606
8/18	$12,805	$13,963	$13,956
8/19	$12,140	$12,966	$14,139
8/20	$11,736	$13,847	$17,170
8/21	$17,719	$20,198	$22,844
8/22	$16,181	$17,060	$19,810
8/23	$16,873	$18,192	$22,734
8/24	$19,850	$21,352	$28,677
8/25	$20,191	$23,496	$33,219
8/26	$24,318	$29,497	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor	20.44%	6.53%	9.29%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 151,341,629
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,155,812
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161556
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class R6
Trading Symbol	GMCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 2500® Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,180	$11,322	$11,606
8/18	$12,850	$13,963	$13,956
8/19	$12,200	$12,966	$14,139
8/20	$11,812	$13,847	$17,170
8/21	$17,850	$20,198	$22,844
8/22	$16,322	$17,060	$19,810
8/23	$17,042	$18,192	$22,734
8/24	$20,057	$21,352	$28,677
8/25	$20,422	$23,496	$33,219
8/26	$24,621	$29,497	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R6	20.56%	6.64%	9.42%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 151,341,629
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,155,812
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136627
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class R
Trading Symbol	GMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$156	1.42%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class R	Russell 2500® Index	Russell 3000® Index
9/1/16	$10,000	$10,000	$10,000
8/17	$11,106	$11,322	$11,606
8/18	$12,683	$13,963	$13,956
8/19	$11,966	$12,966	$14,139
8/20	$11,505	$13,847	$17,170
8/21	$17,276	$20,198	$22,844
8/22	$15,709	$17,060	$19,810
8/23	$16,299	$18,192	$22,734
8/24	$19,064	$21,352	$28,677
8/25	$19,307	$23,496	$33,219
8/26	$23,133	$29,497	$39,896

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Class R	19.82%	6.01%	8.74%
Russell 2500® Index	25.54%	7.86%	11.42%
Russell 3000® Index	20.10%	11.79%	14.83%

AssetsNet	$ 151,341,629
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,155,812
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201810
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Equity Fund
Class Name	Class P
Trading Symbol	GSVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market delivered strong gains overall, driven by resilient corporate earnings, solid labor data and expanding artificial intelligence (AI) infrastructure. Monetary policy also played a crucial role, with the Federal Reserve implementing interest rate cuts in the last months of 2025 and then holding steady, as it weighed inflation that remained above target. Still, U.S. equities faced periodic volatility around AI monetization, returns on investment and debt issuance. Concurrently, geopolitical tensions, including maritime shipping disruptions and trade tariffs, drove commodity and energy market volatility. Corporate fundamentals cushioned pullbacks, with profit margins and earnings rather consistently beating consensus expectations across the information technology, industrials and health care sectors.

Top Contributors to Performance:

  Stock selection in the real estate and consumer staples sectors added value to the Fund’s relative results as did an overweight to information technology and underweights to real estate and consumer staples.

  An overweight in Coherent, a laser equipment manufacturer, contributed positively. The company benefited from strong earnings, massive demand for its AI data center optical components, plans to double its manufacturing capacity, a multi-billion dollar partnership with NVIDIA and its being added to the S&P 500 Index.

  An out-of-benchmark position in Teradyne, an automated test equipment and advanced robotics company, contributed positively, driven by strengthening demand for semiconductor test equipment amid the AI-led compute cycle, alongside recovering end-markets and improving order momentum. Operating leverage and exposure to advanced packaging and high performance compute testing supported investor sentiment.

  An overweight in semiconductor company MACOM Technology Solutions Holdings proved beneficial. Its stock rose, driven by strong earnings, heightened demand for optical networking parts and better than consensus expected fiscal revenue guidance.

Top Detractors from Performance:

  Stock selection overall detracted most from the Fund’s relative results, particularly in the health care, financials and materials sectors.

  Sector allocation decisions as a whole also detracted from the Fund’s relative results, albeit modestly. An underweight to health care and overweights to financials and materials hurt most.

  The Fund’s top detractor was an overweight in Guidewire Software, which builds core cloud software platforms for property and casualty insurance carriers. An in-line annual recurring revenue result and maintained full-year guidance by the company drove a sell-off in its stock.

  An underweight in MKS, which is a technology company that supplies instruments, subsystems and specialty chemicals used to manufacture semiconductor chips and electronic devices, detracted. Its stock rose due to skyrocketing demand for AI-driven semiconductor equipment, strong earnings results and positive estimate revisions.

  An overweight in Dynatrace, a software company that provides an AI-powered observability and security platform for enterprise cloud ecosystems, hurt. Its stock rose only modestly, as investors had concerns around disappointing forward guidance, an annual recurring revenue miss and analyst downgrades.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 2500® Index	Russell 3000® Index
4/17/18	$10,000	$10,000	$10,000
8/18	$10,370	$10,967	$10,833
8/19	$9,846	$10,184	$10,975
8/20	$9,533	$10,875	$13,328
8/21	$14,399	$15,864	$17,731
8/22	$13,174	$13,399	$15,377
8/23	$13,745	$14,288	$17,646
8/24	$16,187	$16,770	$22,259
8/25	$16,481	$18,454	$25,785
8/26	$19,871	$23,167	$30,968

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception
Class P (Commenced April 17, 2018)	20.57%	6.65%	8.54%
Russell 2500® Index	25.54%	7.86%	10.54%
Russell 3000® Index	20.10%	11.79%	14.44%

Performance Inception Date	Apr. 17, 2018
AssetsNet	$ 151,341,629
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,155,812
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$151,341,629
# of Portfolio Holdings as of Period End	98
Portfolio Turnover Rate for the Period	72%
Total Net Advisory Fees Paid for the Period	$1,155,812

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	20.8%
Information Technology	19.1%
Financials	16.7%
Health Care	12.9%
Consumer Discretionary	11.4%
Materials	5.6%
Energy	4.2%
Real Estate	3.5%
Utilities	2.4%
Other	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs